LONG-TERM BORROWINGS DUE TO RELATED PARTIES- Due to related party (Details) - Related Parties	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥ 10,000,000	$ 1,369,994	¥ 10,000,000
Total long-term borrowings due to related parties	¥ 10,000,000	$ 1,369,994	¥ 10,000,000